Fair value instruments - Summary of provisional fair value of contingent liability (Detail) $ in Millions	Sep. 30, 2020 USD ($)
Level 3
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Liabilities: Contingent consideration	$ 1.8